Investments (Net Unrealized Investment Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities that were temporarily impaired	$ 1,819	$ 5,019	$ 3,690
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	(41)	(64)	(125)
Total fixed maturity securities	1,778	4,955	3,565
Equity securities	15	12	(41)
Derivatives	39	243	239
Short-term Investments	1	(2)	(2)
Other	(71)	(17)	(5)
Subtotal	1,762	5,191	3,756
Insurance liability loss recognition	0	(739)	(325)
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	(1)	4	9
DAC and VOBA	(274)	(671)	(509)
Subtotal	(275)	(1,406)	(825)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	16	22	42
Deferred income tax benefit (expense)	(591)	(1,358)	(1,063)
Net unrealized investment gains (losses)	$ 912	$ 2,449	$ 1,910